Schedule of lease as defined by IFRS 16 (Details) - Land/Building	12 Months Ended
Jan. 31, 2019
Eco Firma Farms Llc [Member]
Lease Liabilities And Right Of Use Assets [Line Items]
Useful life	40 years
Silver State Cultivation LLC
Lease Liabilities And Right Of Use Assets [Line Items]
Useful life	5 years
Silver State Relief LLC (Sparks)
Lease Liabilities And Right Of Use Assets [Line Items]
Useful life	5 years
Silver State Relief LLC (Fernley)
Lease Liabilities And Right Of Use Assets [Line Items]
Useful life	5 years
Megawood Enterprises, Inc.
Lease Liabilities And Right Of Use Assets [Line Items]
Useful life	5 years